Average Annual Total Returns (Invesco International Small Company Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco International Small Company Fund
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return Before Taxes
1 Year	26.20%
5 Years	9.58%
10 Years	15.79%
Inception Date	Oct. 25, 2005
Return After Taxes on Distributions | Institutional Class, Invesco International Small Company Fund
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return After Taxes on Distributions
1 Year	26.15%
5 Years	7.87%
10 Years	14.76%
Inception Date	Oct. 25, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco International Small Company Fund
Average Annual Total Returns
Column	Institutional Class : Inception (10/25/05)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	17.51%
5 Years	8.06%
10 Years	14.16%
Inception Date	Oct. 25, 2005
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
MSCI World Ex-US Small Cap Index
Average Annual Total Returns
Label	MSCI World Ex-US Small Cap Index
1 Year	24.51%
5 Years	3.79%
10 Years	10.06%
Lipper International Small/Mid-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper International Small/Mid-Cap Growth Funds Index
1 Year	23.77%
5 Years	6.34%
10 Years	7.63%

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is August 31, 2000.